SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Due to related party (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Total short-term borrowings due to related parties	¥ 10,005,069	$ 1,450,367	¥ 9,009,156
Short term borrowings one
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Total short-term borrowings due to related parties			4,006,767
Debt Instrument, Maturity Date	Nov. 17, 2022
Debt Instrument, Interest Rate Percentage	4.35%
Short term borrowings two
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Total short-term borrowings due to related parties			¥ 5,002,389
Debt Instrument, Maturity Date	Dec. 26, 2022
Debt Instrument, Interest Rate Percentage	4.35%
Short term borrowings five.
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Total short-term borrowings due to related parties	¥ 10,005,069	$ 1,450,367
Debt Instrument, Maturity Date	Dec. 26, 2023
Debt Instrument, Interest Rate Percentage	3.65%